Notes Payable (Details Narrative) (10-K) - USD ($)					3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2019	Sep. 20, 2019	Jul. 02, 2019	May 25, 2018	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Nov. 30, 2017
Debt conversion price per share	$ 14.28								$ 14.28
Interest expense					$ 19,280	$ 6,102	$ 36,450	$ 10,702	$ 36,658	$ 161,205
Amortization of debt issuance costs							2,140		$ 1,783	67,069
Proceeds from sale of convertible notes
Warrants to purchase shares of common stock	56,350								56,350
Senior convertible notes, outstanding	$ 805,000				805,000		805,000		$ 805,000
Accrued interest	$ 21,902				$ 58,483		$ 58,483		$ 21,902	20,343
2019 Senior Notes [Member]
Discount percentage	10.00%								10.00%
Debt interest rate	8.00%								8.00%
Debt issuance costs	$ 4,280								$ 4,280
Proceeds from sale of convertible notes	805,000								805,000
Debt principal amount	$ 1,000								$ 1,000
Warrants to purchase shares of common stock	70								70
Warrants exercise price	$ 19.04								$ 19.04
Debt maturity date	Dec. 15, 2020								Dec. 15, 2020
Warrant expiration date	Dec. 19, 2023								Dec. 19, 2023
Senior convertible notes, outstanding	$ 805,000								$ 805,000
Debt instrument purchase for warrants, description									For every $1,000 principal amount purchased, the note holders received 70 warrants to purchase our common stock.
Accredited Investors [Member] | 2019 Senior Notes [Member]
Proceeds from sale of convertible notes									$ 805,000
Accredited Investors [Member] | 2017 Senior Notes [Member]
Debt conversion price per share				$ 14.30
Debt interest rate											8.00%
Debt issuance costs											$ 154,800
Warrants to purchase shares of common stock				172,327
Warrants exercise price				$ 17.16
Senior convertible notes, outstanding											$ 2,580,000
Conversion of senior notes				$ 2,350,000
Accrued interest				$ 114,333
Number of common stock issued				172,327
Warrants exercise term				3 years
Debt effective interest rate, before debt issuance costs											7.72%
Debt effective interest rate, including debt issuance costs											13.96%
Canadian Investors [Member] | 2017 Senior Notes [Member]
Warrants to purchase shares of common stock			18,107
Warrants exercise price			$ 17.16
Senior convertible notes, outstanding										$ 230,000
Cease trade order fine			$ 10,000
Conversion of senior notes			230,000
Accrued interest			$ 28,930
Number of common stock issued			18,107
Warrants exercise term			3 years
LOC Agreements [Member] | DKBK Enterprises, LLC [Member]
Revolving line of credit commitment		$ 700,000
Warrants to purchase shares of common stock		805
LOC Agreements [Member] | CorLyst, LLC [Member]
Revolving line of credit commitment		$ 700,000
Two LOC Agreements [Member] | Lenders [Member]
Revolving line of credit commitment		$ 1,400,000
Line of credit annual interest rate		8.00%
Debt conversion price per share		$ 14.28
Discount percentage		10.00%